Document and Entity Information	Sep. 30, 2022
Risk/Return:
Registrant Name	IVY FUNDS
Registrant CIK	0000883622
SEC Form	497
Period end date	Sep. 30, 2022
Investment Company Type	N-1A
Risk/Return	Supplement to the Fund’s Summary and Statutory Prospectuses
Amendment Flag	false